Notes to Reserves and Dividends - Additional Information (Detail) - ₨ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Debenture Redemption Reserve percentage	25.00%
Minimum percentage of net profit amount required to be transferred to reserve fund before declaring any dividend	20.00%
Dividend declared	₨ 0	₨ 0	₨ 0
Tata Daewoo Commercial Vehicle Company Limited [Member]
Minimum percentage of cash dividend declared appropriation to legal reserve	10.00%
Percentage of capital stock required until no longer required to appropriate cash dividend declared to legal reserve	50.00%